Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Loss (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	¥ 12,507	¥ 6,719	¥ 6,719
Current period provision	4,351	588	10,039
Write-offs	(188)	(2,286)	(4,251)
Ending balance	¥ 16,670	5,021	12,507
Adoption of ASC Topic 326
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance		4,645	4,645
Adoption of ASC Topic 326		¥ 2,074	¥ 2,074